INCOME TAXES (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	[1]	Sep. 30, 2015	Sep. 30, 2014	[1]	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Current Federal and State							$ 59,000	$ 55,000
Deferred: Federal and State							143,000	178,000
Total (benefit) provision for income taxes	$ 23,670			$ 70,670	$ 569		$ 202,000	$ 233,000

[1]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Nine Months Ended September 30, 2014